UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2010



Institutional Investment Manager
Filing this Report:
                       Name:          Balasa Dinverno Foltz
                                      LLC
                       Address:       500 Park Blvd.
                                      Suite 1400
                                      Itasca, IL  60143
                       13F File       28-11054
                       Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:                 Michael C. Foltz
Title:                Chief Compliance Officer
Phone:                630-875-4926
Signature,            Place,                and Date of Signing:
Michael C. Foltz      Itasca, IL            June 30, 2010
Report Type (Check only one.):
                      [X]         13F HOLDINGS REPORT.
                      [  ]        13F NOTICE.
                      [  ]        13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included
Managers:                        0
Form 13F Information Table       99
Entry Total:
Form 13F Information Table     	 $350,356,000
Value Total:

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     FORM 13F INFORMATION TABLE
                                                                                                               Voting Authority
                                                                                                            -----------------------
                                    Title of               Value     Shares    Sh/  Put/ Invstmt    Other
             Security                Class       Cusip    (x$1000)   Prn Amt   Prn  Call Dscretn   Managers   Sole     Shared  None
---------------------------------- ----------  ---------  --------  ---------  ---  ---  --------  -------- ---------  ------  ----
 SPDR DJ Wilshire Int'l Real       DJ WIL      78463x863     6,009    192,791   SH       Sole                 192,791
 Estate                            REIT
 SPDR MSCI ACWI ex-US              MSCI ACWI   78463X848     3,174    118,054   SH       Sole                 118,054
                                   EXUS
 iShares MSCI EAFE                 MSCI EAFE   464287465    22,699    488,051   SH       Sole                 488,051
                                   IDX
 iShares MSCI EAFE Growth Index    MSCI GRW    464288885    21,003    436,920   SH       Sole                 436,920
                                   IDX
 iShares MSCI Emerging Market      MSCI EMERG  464287234       401     10,737   SH       Sole                  10,737
                                   MKT
 iShares Russell 1000 Growth       RUSSELL     464287614   102,556  2,237,745   SH       Sole               2,237,745
                                   1000GRW
 iShares Russell 1000 Value        RUSSELL100  464287598    65,197  1,202,682   SH       Sole               1,202,682
                                   0VAL
 iShares Russell 2000 Growth       RUSL 2000   464287648       269      4,038   SH       Sole                   4,038
                                   GROW
 iShares S&P 500                   S&P 500     464287200    71,679    692,815   SH       Sole                 692,815
                                   INDEX
 iShares S&P 500/Barra Growth      S&P500 GRW  464287309     1,034     19,539   SH       Sole                  19,539
 iShares S&P 600 Growth            S&P SMLCAP  464287887       212      3,725   SH       Sole                   3,725
                                   600
 3M Co.                            COM         88579y101       255      3,234   SH       Sole                   3,234
 AT&T Inc.                         COM         00206R102     1,022     42,230   SH       Sole                  42,230
 Abbott Laboratories               COM         002824100     2,151     45,978   SH       Sole                  45,978
 Allstate Corp                     COM         020002101       335     11,662   SH       Sole                  11,662
 Altria Group                      COM         718154107       229     11,425   SH       Sole                  11,425
 American Express Co.              COM         025816109       265      6,665   SH       Sole                   6,665
 Amgen Inc.                        COM         311621007       304      5,783   SH       Sole                   5,783
 Apache Corp                       COM         037411105       297      3,527   SH       Sole                   3,527
 Apple Computer, Inc.              COM         378331003     1,737      6,907   SH       Sole                   6,907
 Applied Materials Inc             COM         382221059       373     31,061   SH       Sole                  31,061
 Aptar Group                       COM         383361037       768     20,300   SH       Sole                  20,300
 Bank of New York Mellon Co.       COM         064058100       334     13,525   SH       Sole                  13,525
 BankAmerica Corp.                 COM         605051044       545     37,957   SH       Sole                  37,957
 Baxter International Inc.         COM         718131097       551     13,546   SH       Sole                  13,546
 Becton Dickinson & Co.            COM         758871099       203      3,004   SH       Sole                   3,004
 Berkshire Hathaway                COM         084670702       554      6,954   SH       Sole                   6,954
 Best Buy Inc.                     COM         865161012       204      6,022   SH       Sole                   6,022
 Boeing Co.                        COM         970231056       470      7,497   SH       Sole                   7,497
 Bristol-Myers Squibb Company      COM         110122108       300     12,037   SH       Sole                  12,037
 British Petroleum Amoco           COM         556221042       598     20,713   SH       Sole                  20,713
 C H Robinson                      COM         12541W100     1,075     19,321   SH       Sole                  19,321
 Calpine Corp.                     COM         131347304       131     10,300   SH       Sole                  10,300
 Carnival Corp.                    COM         143658102       331     10,953   SH       Sole                  10,953
 Caterpillar Inc.                  COM         149123101       990     16,473   SH       Sole                  16,473
 Charles Schwab                    COM         808513105       182     12,809   SH       Sole                  12,809
 ChevronTexaco Corp.               COM         166764100       971     14,314   SH       Sole                  14,314
 Cisco Systems Inc.                COM         17275R102       784     36,799   SH       Sole                  36,799
 Citigroup Inc.                    COM         172967101       352     93,524   SH       Sole                  93,524
 Coca Cola                         COM         191216100       532     10,623   SH       Sole                  10,623
 Colgate-Palmolive Co              COM         194162103       243      3,090   SH       Sole                   3,090
 Conocophillips                    COM         718507106       316      6,432   SH       Sole                   6,432
 DCT Industrial Trust Inc          COM         233153105       282     62,354   SH       Sole                  62,354
 Diamond Management & Technology   COM         25278P106       255     24,750   SH       Sole                  24,750
 Consultant
 Discover Financial Services LLC   COM         254709108       217     15,523   SH       Sole                  15,523
 Exelon Corporation                COM         30161N101       787     20,716   SH       Sole                  20,716
 Exxon Mobil Corporation           COM         30231G102     1,986     34,804   SH       Sole                  34,804
 Ford Motor Company                COM         345370860       300     29,720   SH       Sole                  29,720
 Franklin Resources Inc.           COM         354613101       221      2,561   SH       Sole                   2,561
 General Electric                  COM         369604103       875     60,700   SH       Sole                  60,700
 Glaxosmithkline                   COM         37733W105       412     12,106   SH       Sole                  12,106
 Goldman Sachs Group               COM         38141G104       371      2,828   SH       Sole                   2,828
 Google Inc                        COM         38259p508       562      1,262   SH       Sole                   1,262
 Half Robert Int'l                 COM         770323103       228      9,700   SH       Sole                   9,700
 Hewitt Associates Inc             COM         42822Q100       986     28,615   SH       Sole                  28,615
 Hewlett Packard Co                COM         428236103     1,114     25,741   SH       Sole                  25,741
 Home Depot                        COM         437076102       337     12,012   SH       Sole                  12,012
 IBM                               COM         459200101     1,559     12,627   SH       Sole                  12,627
 Illinois Tool Works               COM         452308109       237      5,745   SH       Sole                   5,745
 Intel Corp.                       COM         458140100     1,062     54,603   SH       Sole                  54,603
 J P Morgan Chase & Co.            COM         46625H100     1,101     30,069   SH       Sole                  30,069
 Johnson & Johnson                 COM         478160104     1,033     17,488   SH       Sole                  17,488
 Kroger Co.                        COM         501044101       214     10,864   SH       Sole                  10,864
 Maisonette Int'l Enterprises Ltd  COM                           0    100,000   SH       Sole                 100,000
 Marshall & Ilsley Corp            COM         571837103       146     20,359   SH       Sole                  20,359
 McDonald's Corporation            COM         580135101    11,793    179,035   SH       Sole                 179,035
 Medtronic Inc.                    COM         585055106       283      7,805   SH       Sole                   7,805
 Merck & Co, Inc.                  COM         589331107       609     17,421   SH       Sole                  17,421
 Microsoft Corp.                   COM         594918104       976     42,435   SH       Sole                  42,435
 Morgan Stanley / Dean Witter      COM         617446448       406     17,473   SH       Sole                  17,473
 Motorola Inc.                     COM         620076109       175     26,870   SH       Sole                  26,870
 National Oilwell Varco            COM         637071101       213      6,438   SH       Sole                   6,438
 Northern Trust                    COM         665859104       359      7,692   SH       Sole                   7,692
 Occidental Petroleum Corp         COM         674599105       344      4,455   SH       Sole                   4,455
 Oracle Corp.                      COM         68389X105       440     20,507   SH       Sole                  20,507
 Pepsico Inc                       COM         713448108       611     10,022   SH       Sole                  10,022
 Pfizer Inc.                       COM         717081103       607     42,536   SH       Sole                  42,536
 Philip Morris International Inc.  COM         718172109       471     10,278   SH       Sole                  10,278
 Praxair Inc                       COM         74005P104       273      3,589   SH       Sole                   3,589
 Procter & Gamble                  COM         742718109       802     13,367   SH       Sole                  13,367
 Qualcomm, Inc.                    COM         747525103       314      9,556   SH       Sole                   9,556
 Rockwell Medical Technologies     COM         774374102        59     11,000   SH       Sole                  11,000
 Inc.
 SWMX Inc.                         COM         785025107         1  1,309,000   SH       Sole               1,309,000
 Schlumberger                      COM         806857108       345      6,232   SH       Sole                   6,232
 Serefex Corp.                     COM         81748P101         0     30,000   SH       Sole                  30,000
 Sirius XM Radio Inc               COM         82966U103        17     18,421   SH       Sole                  18,421
 Starwood Hotels and Resorts       COM         85590A203       236      5,687   SH       Sole                   5,687
 Texas Instruments Inc.            COM         882508104       295     12,669   SH       Sole                  12,669
 Time Warner Inc.                  COM         887317105       233      8,075   SH       Sole                   8,075
 US Bancorp                        COM         902973304       207      9,244   SH       Sole                   9,244
 Ulta Salon, Cosmetics & Fragrace  COM         90384S303       237     10,000   SH       Sole                  10,000
 Union Pacific                     COM         907818108       206      2,966   SH       Sole                   2,966
 United Parcel Service Class B     COM         911312106       271      4,768   SH       Sole                   4,768
 United Technologies Corp.         COM         913017109       339      5,216   SH       Sole                   5,216
 Verizon Communications            COM         92343V104       434     15,483   SH       Sole                  15,483
 Wal-Mart                          COM         931142103     1,078     22,436   SH       Sole                  22,436
 Walgreen Company                  COM         931422109       334     12,518   SH       Sole                  12,518
 Walt Disney Co.                   COM         254687106       780     24,751   SH       Sole                  24,751
 Wells Fargo & Co New              COM         949746101     1,361     53,171   SH       Sole                  53,171